DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivative Instruments Recognized in Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2013	2012	2011

Foreign exchange contracts	$179	$138	$177

Total	$179	$138	$177

Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income
Location	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2013	2012	2011

Revenues	$(77)	$156	$77
Operating expenses	424	(95)	25

Total	$347	$61	$102

Financial Income Net [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments

	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2013	2012	2011

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$(3)	$89	$65

Total		$(3)	$89	$65

Other Accounts Receivable And Prepaid Expenses [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2013	2012
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$152
Foreign exchange contracts	Other account payables and accrued expenses	(16)	-
Total derivatives designated as hedging instruments		$(16)	$152